December 31, 2008	•	Separate Account B of Pacific Life Insurance Company

Annual
Report

     The 2008 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT B
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

Variable Accounts	Underlying Portfolios	Shares	Cost	Value

	Pacific Select Fund
Small-Cap Growth	Small-Cap Growth	59,093	$551,283	$377,251
International Value	International Value	72,742	965,236	634,722
Long/Short Large-Cap (1)	Long/Short Large-Cap	286	2,729	1,872
International Small-Cap	International Small-Cap	14	123	73
Equity Index	Equity Index	844	18,535	16,526
Small-Cap Index	Small-Cap Index	7,900	69,695	61,635
Diversified Research	Diversified Research	5,653	50,419	38,414
Equity	Equity	167,146	3,599,173	1,874,376
American Funds® Growth-Income	American Funds Growth-Income	6,334	67,732	46,021
American Funds Growth	American Funds Growth	2,519	28,499	17,290
Large-Cap Value	Large-Cap Value	17,756	166,445	154,189
Technology	Technology	1,085	5,309	3,236
Short Duration Bond	Short Duration Bond	6,584	63,230	57,979
Floating Rate Loan	Floating Rate Loan	5,466	51,792	33,668
Diversified Bond	Diversified Bond	6,377	62,899	55,157
Growth LT	Growth LT	51,745	954,166	687,576
Focused 30	Focused 30	6,983	68,602	52,560
Health Sciences	Health Sciences	400	3,638	2,954
Mid-Cap Equity (2)	Mid-Cap Equity (2)	12,374	137,242	107,619
Large-Cap Growth	Large-Cap Growth	12,478	71,957	45,950
International Large-Cap	International Large-Cap	14,149	91,444	65,216
Small-Cap Value	Small-Cap Value	8,105	107,079	72,573
Multi-Strategy	Multi-Strategy	232,830	3,496,214	2,139,839
Main Street® Core	Main Street Core	4,439	69,928	58,552
Emerging Markets	Emerging Markets	17,811	281,626	156,809
Money Market	Money Market	53,654	541,159	541,827
High Yield Bond	High Yield Bond	8,114	48,795	37,859
Managed Bond	Managed Bond	205,162	2,109,568	2,159,184
Inflation Managed	Inflation Managed	27,346	295,299	272,158
Comstock	Comstock	7,491	54,509	44,495
Mid-Cap Growth	Mid-Cap Growth	15,620	83,820	74,150
Real Estate	Real Estate	12,118	220,288	106,356
Small-Cap Equity	Small-Cap Equity	12	144	107

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Formerly named Mid-Cap Value Variable Account and Mid-Cap Value Portfolio.

American Funds is a registered trademark of American Funds Distributors, Inc., and Main Street is a registered trademark of OppenheimerFunds, Inc.
See Notes to Finanical Statements

SEPARATE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	Variable Accounts
	Small-Cap	International	Long/Short	International	Equity	Small-Cap	Diversified
	Growth	Value	Large-Cap	Small-Cap	Index	Index	Research

ASSETS
Investments in portfolios, at value	$377,251	$634,722	$1,872	$73	$16,526	$61,635	$38,414
Receivables:
Due from Pacific Life Insurance Company	4,008	5,614	—	—	—	—	—
Fund shares redeemed	—	—	—	—	1	2	1

Total Assets	381,259	640,336	1,872	73	16,527	61,637	38,415

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	1	2	1
Fund shares purchased	4,008	2,881	—	—	—	—	—
Other	335	—	—	—	2	8	2

Total Liabilities	4,343	2,881	—	—	3	10	3

NET ASSETS	$376,916	$637,455	$1,872	$73	$16,524	$61,627	$38,412

Units Outstanding	70,608	68,952	286	13	2,533	7,136	4,986

Accumulation Unit Value	$5.34	$9.24	$6.54	$5.42	$6.52	$8.64	$7.70

Cost of Investments	$551,283	$965,236	$2,729	$123	$18,535	$69,695	$50,419

		American
		Funds	American			Short
		Growth-	Funds	Large-Cap		Duration	Floating
	Equity	Income	Growth	Value	Technology	Bond	Rate Loan

ASSETS
Investments in portfolios, at value	$1,874,376	$46,021	$17,290	$154,189	$3,236	$57,979	$33,668
Receivables:
Due from Pacific Life Insurance Company	6,629	—	—	—	—	—	—
Fund shares redeemed	—	2	1	6	—	2	1

Total Assets	1,881,005	46,023	17,291	154,195	3,236	57,981	33,669

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	2	2	6	—	2	1
Fund shares purchased	3,763	—	—	—	—	—	—
Other	—	6	—	5	—	—	3

Total Liabilities	3,763	8	2	11	—	2	4

NET ASSETS	$1,877,242	$46,015	$17,289	$154,184	$3,236	$57,979	$33,665

Units Outstanding	290,310	5,929	2,217	16,053	976	5,850	4,966

Accumulation Unit Value	$6.47	$7.76	$7.80	$9.60	$3.32	$9.91	$6.78

Cost of Investments	$3,599,173	$67,732	$28,499	$166,445	$5,309	$63,230	$51,792

	Diversified	Growth	Focused	Health	Mid-Cap	Large-Cap	International
	Bond	LT	30	Sciences	Equity (1)	Growth	Large-Cap

ASSETS
Investments in portfolios, at value	$55,157	$687,576	$52,560	$2,954	$107,619	$45,950	$65,216
Receivables:
Due from Pacific Life Insurance Company	—	2,058	—	—	—	2	—
Fund shares redeemed	2	—	2	—	4	2	3

Total Assets	55,159	689,634	52,562	2,954	107,623	45,954	65,219

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2	—	2	—	4	—	3
Fund shares purchased	—	2,058	—	—	—	—	—
Other	6	1,385	2	—	9	—	4

Total Liabilities	8	3,443	4	—	13	—	7

NET ASSETS	$55,151	$686,191	$52,558	$2,954	$107,610	$45,954	$65,212

Units Outstanding	5,827	109,149	7,200	326	7,810	10,894	8,450

Accumulation Unit Value	$9.47	$6.29	$7.30	$9.07	$13.78	$4.22	$7.72

Cost of Investments	$62,899	$954,166	$68,602	$3,638	$137,242	$71,957	$91,444

(1)	Formerly named Mid-Cap Value Variable Account.
See Notes to Finanical Statements

SEPARATE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2008

	Variable Accounts
	Small-Cap	Multi-	Main Street	Emerging	Money	High Yield	Managed
	Value	Strategy	Core	Markets	Market	Bond	Bond

ASSETS
Investments in portfolios, at value	$72,573	$2,139,839	$58,552	$156,809	$541,827	$37,859	$2,159,184
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	450	—	—
Fund shares redeemed	3	875	2	6	1,495	1	12,209

Total Assets	72,576	2,140,714	58,554	156,815	543,772	37,860	2,171,393

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	3	875	2	6	1,495	1	12,209
Other	2	4,019	11	8	—	—	2,550

Total Liabilities	5	4,894	13	14	1,495	1	14,759

NET ASSETS	$72,571	$2,135,820	$58,541	$156,801	$542,277	$37,859	$2,156,634

Units Outstanding	4,938	198,229	9,609	12,264	42,415	3,842	131,416

Accumulation Unit Value	$14.70	$10.77	$6.09	$12.79	$12.79	$9.85	$16.41

Cost of Investments	$107,079	$3,496,214	$69,928	$281,626	$541,159	$48,795	$2,109,568

	Inflation		Mid-Cap	Real	Small-Cap
	Managed	Comstock	Growth	Estate	Equity

ASSETS
Investments in portfolios, at value	$272,158	$44,495	$74,150	$106,356	$107
Receivables:
Fund shares redeemed	10	2	3	4	—

Total Assets	272,168	44,497	74,153	106,360	107

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	10	3	3	4	—
Other	38	—	4	—	—

Total Liabilities	48	3	7	4	—

NET ASSETS	$272,120	$44,494	$74,146	$106,356	$107

Units Outstanding	18,882	6,352	14,923	5,432	11

Accumulation Unit Value	$14.41	$7.00	$4.97	$19.58	$10.19

Cost of Investments	$295,299	$54,509	$83,820	$220,288	$144

See Notes to Finanical Statements

SEPARATE ACCOUNT B
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

	Variable Accounts
	Small-Cap	International	Long/Short	International	Equity	Small-Cap	Diversified
	Growth	Value	Large-Cap (1)	Small-Cap	Index	Index	Research

INVESTMENT INCOME
Dividends	$—	$27,682	$14	$4	$437	$1,764	$616
EXPENSES
Mortality and expense risk fees and administrative fees	8,035	14,752	23	14	305	1,169	760

Net Investment Income (Loss)	(8,035)	12,930	(9)	(10)	132	595	(144)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(32,565)	(70,529)	(197)	(685)	(811)	(3,295)	45
Capital gain distributions	57,465	53,940	—	—	1,152	8,689	9,066

Realized Gain (Loss)	24,900	(16,589)	(197)	(685)	341	5,394	9,111

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(379,082)	(637,233)	(857)	(187)	(10,859)	(40,296)	(34,765)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($362,217)	($640,892)	($1,063)	($882)	($10,386)	($34,307)	($25,798)

		American
		Funds	American
		Growth-	Funds	Large-Cap		Short Duration	Floating
	Equity	Income	Growth	Value	Technology	Bond	Rate Loan

INVESTMENT INCOME
Dividends	$14,351	$893	$157	$3,571	$13	$2,432	$3,095
EXPENSES
Mortality and expense risk fees and administrative fees	40,958	999	576	2,793	173	921	632

Net Investment Income (Loss)	(26,607)	(106)	(419)	778	(160)	1,511	2,463

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(511,914)	(1,664)	(8,135)	(6,211)	(7,752)	(449)	(1,496)
Capital gain distributions	405,496	3,007	5,888	8,249	2,716	—	—

Realized Gain (Loss)	(106,418)	1,343	(2,247)	2,038	(5,036)	(449)	(1,496)

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(1,306,981)	(31,356)	(19,363)	(86,585)	(3,681)	(5,110)	(15,653)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($1,440,006)	($30,119)	($22,029)	($83,769)	($8,877)	($4,048)	($14,686)

	Diversified	Growth	Focused	Health	Mid-Cap	Large-Cap	International
	Bond	LT	30	Sciences	Equity (2)	Growth	Large-Cap

INVESTMENT INCOME
Dividends	$2,455	$5,022	$43	$46	$2,448	$—	$1,938
EXPENSES
Mortality and expense risk fees and administrative fees	894	14,677	1,382	51	2,867	2,327	1,236

Net Investment Income (Loss)	1,561	(9,655)	(1,339)	(5)	(419)	(2,327)	702

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(1,606)	(19,127)	(17,400)	(6)	395	(59,233)	(9,025)
Capital gain distributions	—	147,672	7,245	517	32,156	39,547	21,499

Realized Gain (Loss)	(1,606)	128,545	(10,155)	511	32,551	(19,686)	12,474

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(5,654)	(645,498)	(53,583)	(1,723)	(131,455)	(91,220)	(51,382)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($5,699)	($526,608)	($65,077)	($1,217)	($99,323)	($113,233)	($38,206)

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Formerly named Mid-Cap Value Variable Account.
See Notes to Finanical Statements

SEPARATE ACCOUNT B
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2008

	Variable Accounts
	Small-Cap	Multi-	Main Street	Emerging	Money	High Yield	Managed
	Value	Strategy	Core	Markets	Market	Bond	Bond

INVESTMENT INCOME
Dividends	$2,350	$5,330	$1,137	$3,876	$13,481	$4,942	$108,552
EXPENSES
Mortality and expense risk fees and administrative fees	1,646	50,571	1,211	3,657	9,512	975	36,537

Net Investment Income (Loss)	704	(45,241)	(74)	219	3,969	3,967	72,015

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(15,717)	(66,968)	2,814	(19,824)	1,308	(8,793)	35,733
Capital gain distributions	13,165	258,030	10,836	50,805	—	—	25,898

Realized Gain (Loss)	(2,552)	191,062	13,650	30,981	1,308	(8,793)	61,631

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(36,788)	(2,070,056)	(55,674)	(189,270)	1,004	(13,971)	(218,237)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($38,636)	($1,924,235)	($42,098)	($158,070)	$6,281	($18,797)	($84,591)

	Inflation		Mid-Cap	Real	Small-Cap
	Managed	Comstock	Growth	Estate	Equity

INVESTMENT INCOME
Dividends	$12,610	$1,272	$148	$6,008	$1
EXPENSES
Mortality and expense risk fees and administrative fees	6,968	2,246	1,990	2,271	3

Net Investment Income (Loss)	5,642	(974)	(1,842)	3,737	(2)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(25,247)	(37,547)	(23,630)	(1,733)	(24)
Capital gain distributions	2,555	8,758	20,840	48,430	10

Realized Gain (Loss)	(22,692)	(28,789)	(2,790)	46,697	(14)

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(36,457)	(48,105)	(83,274)	(123,742)	(42)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($53,507)	($77,868)	($87,906)	($73,308)	($58)

See Notes to Finanical Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Small-Cap Growth (1)		International Value		Long/Short Large-Cap
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($8,035)	($12,493)	$12,930	$6,972	($9)
Realized gain (loss)	24,900	(48,426)	(16,589)	191,703	(197)
Change in unrealized appreciation (depreciation) on investments	(379,082)	169,991	(637,233)	(117,891)	(857)

Net Increase (Decrease) in Net Assets Resulting from Operations	(362,217)	109,072	(640,892)	80,784	(1,063)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	1,306	1,750	3,119	3,450	—
Transfers between variable and fixed accounts, net	1,885	(185,013)	10,156	(50,992)	4,038
Transfers—policy charges and deductions	(577)	(6,114)	(35,013)	(8,876)	—
Transfers—surrenders	(99,774)	(94,178)	(109,948)	(194,102)	(1,102)
Transfers—other	306	(21)	(2,492)	499	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(96,854)	(283,576)	(134,178)	(250,021)	2,935

NET INCREASE (DECREASE) IN NET ASSETS	(459,071)	(174,504)	(775,070)	(169,237)	1,872

NET ASSETS
Beginning of Year or Period	835,987	1,010,491	1,412,525	1,581,762	—

End of Year or Period	$376,916	$835,987	$637,455	$1,412,525	$1,872

	International Small-Cap		Equity Index		Small-Cap Index
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($10)	($23)	$132	($115)	$595	($263)
Realized gain (loss)	(685)	17	341	4,078	5,394	(1,262)
Change in unrealized appreciation (depreciation) on investments	(187)	49	(10,859)	(364)	(40,296)	(1,797)

Net Increase (Decrease) in Net Assets Resulting from Operations	(882)	43	(10,386)	3,599	(34,307)	(3,322)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	—	—	23	1,205	4,004	700
Transfers between variable and fixed accounts, net	(3,318)	3,877	5,610	3,193	(12,305)	7,638
Transfers—policy charges and deductions	—	(3)	(39)	(8,709)	(61)	(92)
Transfers—surrenders	(935)	(2,915)	(2,436)	(3,286)	(984)	(9,129)
Transfers—other	(1)	95	—	79	4	72

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,254)	1,054	3,158	(7,518)	(9,342)	(811)

NET INCREASE (DECREASE) IN NET ASSETS	(5,136)	1,097	(7,228)	(3,919)	(43,649)	(4,133)

NET ASSETS
Beginning of Year	5,209	4,112	23,752	27,671	105,276	109,409

End of Year	$73	$5,209	$16,524	$23,752	$61,627	$105,276

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Operations commenced during 2008 (See Note 1 to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Diversified Research		Equity		American Funds Growth-Income
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($144)	($548)	($26,607)	($51,921)	($106)	($236)
Realized gain (loss)	9,111	1,361	(106,418)	(552,526)	1,343	750
Change in unrealized appreciation (depreciation) on investments	(34,765)	(455)	(1,306,981)	825,607	(31,356)	3,189

Net Increase (Decrease) in Net Assets Resulting from Operations	(25,798)	358	(1,440,006)	221,160	(30,119)	3,703

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	2	—	5,165	22,993	9	—
Transfers between variable and fixed accounts, net	(3,998)	(8,495)	(27,612)	(254,669)	(3,883)	4,567
Transfers—policy charges and deductions	(12)	(16)	(52,409)	(121,670)	(1,947)	(120)
Transfers—surrenders	(1,409)	(3,564)	(504,757)	(446,899)	(17,727)	(12,343)
Transfers—other	1	72	(1,961)	380	5	109

Net Decrease in Net Assets Derived from Contract Owner Transactions	(5,416)	(12,003)	(581,574)	(799,865)	(23,543)	(7,787)

NET DECREASE IN NET ASSETS	(31,214)	(11,645)	(2,021,580)	(578,705)	(53,662)	(4,084)

NET ASSETS
Beginning of Year	69,626	81,271	3,898,822	4,477,527	99,677	103,761

End of Year	$38,412	$69,626	$1,877,242	$3,898,822	$46,015	$99,677

	American Funds Growth		Large-Cap Value		Technology
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($419)	($480)	$778	($432)	($160)	($111)
Realized gain (loss)	(2,247)	1,146	2,038	946	(5,036)	3,369
Change in unrealized appreciation (depreciation) on investments	(19,363)	4,955	(86,585)	6,592	(3,681)	(2,036)

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,029)	5,621	(83,769)	7,106	(8,877)	1,222

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	—	—	18,836	3,600	—	40
Transfers between variable and fixed accounts, net	(5,519)	12,968	(18,113)	68,476	(4,742)	13,901
Transfers—policy charges and deductions	(2,369)	(76)	(69)	(86)	(9)	(7)
Transfers—surrenders	(16,847)	(7,179)	(21,035)	(12,791)	—	(9,419)
Transfers—other	2	90	4	145	2	(2)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(24,733)	5,803	(20,377)	59,344	(4,749)	4,513

NET INCREASE (DECREASE) IN NET ASSETS	(46,762)	11,424	(104,146)	66,450	(13,626)	5,735

NET ASSETS
Beginning of Year	64,051	52,627	258,330	191,880	16,862	11,127

End of Year	$17,289	$64,051	$154,184	$258,330	$3,236	$16,862

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Short Duration Bond		Floating Rate Loan		Diversified Bond
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007(1)	2008	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,511	$2,479	$2,463	$1,760	$1,561	$2,123
Realized gain (loss)	(449)	(1,175)	(1,496)	(25)	(1,606)	66
Change in unrealized appreciation (depreciation) on investments	(5,110)	1,332	(15,653)	(2,472)	(5,654)	(2,428)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,048)	2,636	(14,686)	(737)	(5,699)	(239)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	9	—	7	—	12	—
Transfers between variable and fixed accounts, net	(17,305)	(19,132)	(6,752)	58,571	(19,784)	57,395
Transfers—policy charges and deductions	(21)	(21)	(3)	(5)	(22)	(10)
Transfers—surrenders	(3,644)	(9,709)	(2,311)	(416)	(4,704)	(3,654)
Transfers—other	1	1	2	(5)	—	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(20,960)	(28,861)	(9,057)	58,145	(24,498)	53,730

NET INCREASE (DECREASE) IN NET ASSETS	(25,008)	(26,225)	(23,743)	57,408	(30,197)	53,491

NET ASSETS
Beginning of Year or Period	82,987	109,212	57,408	—	85,348	31,857

End of Year or Period	$57,979	$82,987	$33,665	$57,408	$55,151	$85,348

	Growth LT		Focused 30		Health Sciences
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($9,655)	($15,886)	($1,339)	($849)	($5)	($53)
Realized gain (loss)	128,545	45,834	(10,155)	290	511	3
Change in unrealized appreciation (depreciation) on investments	(645,498)	183,429	(53,583)	25,052	(1,723)	531

Net Increase (Decrease) in Net Assets Resulting from Operations	(526,608)	213,377	(65,077)	24,493	(1,217)	481

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	2,722	3,179	11,400	2,000	—	—
Transfers between variable and fixed accounts, net	(20,789)	(76,307)	(16,649)	73,778	—	1,812
Transfers—policy charges and deductions	(24,822)	(24,339)	(66)	(45)	(11)	(9)
Transfers—surrenders	(158,191)	(321,729)	(1,978)	(6,463)	—	—
Transfers—other	971	(411)	4	(4)	1	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(200,109)	(419,607)	(7,289)	69,266	(10)	1,802

NET INCREASE (DECREASE) IN NET ASSETS	(726,717)	(206,230)	(72,366)	93,759	(1,227)	2,283

NET ASSETS
Beginning of Year	1,412,908	1,619,138	124,924	31,165	4,181	1,898

End of Year	$686,191	$1,412,908	$52,558	$124,924	$2,954	$4,181

(1)	Operations commenced on May 4, 2007.
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Mid-Cap Equity (1)		Large-Cap Growth		International Large-Cap
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($419)	($2,767)	($2,327)	($4,105)	$702	($659)
Realized gain (loss)	32,551	24,774	(19,686)	17,777	12,474	32,600
Change in unrealized appreciation (depreciation) on investments	(131,455)	(27,268)	(91,220)	37,566	(51,382)	(15,469)

Net Increase (Decrease) in Net Assets Resulting from Operations	(99,323)	(5,261)	(113,233)	51,238	(38,206)	16,472

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	2,873	500	8,565	1,500	5,702	1,750
Transfers between variable and fixed accounts, net	(29,591)	(41,277)	(4,013)	3,724	(3,442)	(87,859)
Transfers—policy charges and deductions	(18,724)	(145)	(59,885)	(88)	(2,066)	(93)
Transfers—surrenders	(53,585)	(47,629)	(11,973)	(164,113)	(9,793)	(11,967)
Transfers—other	12	405	—	367	2	210

Net Decrease in Net Assets Derived from Contract Owner Transactions	(99,015)	(88,146)	(67,306)	(158,610)	(9,597)	(97,959)

NET DECREASE IN NET ASSETS	(198,338)	(93,407)	(180,539)	(107,372)	(47,803)	(81,487)

NET ASSETS
Beginning of Year	305,948	399,355	226,493	333,865	113,015	194,502

End of Year	$107,610	$305,948	$45,954	$226,493	$65,212	$113,015

	Small-Cap Value		Multi-Strategy		Main Street Core
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$704	$775	($45,241)	$65,795	($74)	($435)
Realized gain (loss)	(2,552)	(520)	191,062	86,331	13,650	6,436
Change in unrealized appreciation (depreciation) on investments	(36,788)	2,700	(2,070,056)	8,058	(55,674)	(989)

Net Increase (Decrease) in Net Assets Resulting from Operations	(38,636)	2,955	(1,924,235)	160,184	(42,098)	5,012

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	5	—	3,811	1,410	4	—
Transfers between variable and fixed accounts, net	(4,833)	(3,015)	(111,477)	(229,887)	(16,413)	(13,708)
Transfers—policy charges and deductions	(15,981)	(38)	(31,778)	(95,278)	(54)	(55)
Transfers—surrenders	(5,208)	(8,391)	(466,442)	(596,224)	(5,403)	(14,088)
Transfers—other	2	—	3,670	(251)	10	124

Net Decrease in Net Assets Derived from Contract Owner Transactions	(26,015)	(11,444)	(602,216)	(920,230)	(21,856)	(27,727)

NET DECREASE IN NET ASSETS	(64,651)	(8,489)	(2,526,451)	(760,046)	(63,954)	(22,715)

NET ASSETS
Beginning of Year	137,222	145,711	4,662,271	5,422,317	122,495	145,210

End of Year	$72,571	$137,222	$2,135,820	$4,662,271	$58,541	$122,495

(1)	Formerly named Mid-Cap Value Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Emerging Markets		Money Market		High Yield Bond
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$219	($948)	$3,969	$16,688	$3,967	$7,824
Realized gain (loss)	30,981	52,257	1,308	61	(8,793)	(977)
Change in unrealized appreciation (depreciation) on investments	(189,270)	34,844	1,004	(45)	(13,971)	(5,000)

Net Increase (Decrease) in Net Assets Resulting from Operations	(158,070)	86,153	6,281	16,704	(18,797)	1,847

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	2,850	950	73,372	6,004	8	—
Transfers between variable and fixed accounts, net	(11,536)	12,335	373,334	230,629	(3,788)	263
Transfers—policy charges and deductions	(66)	(64)	(241)	(39,177)	(20,173)	(59)
Transfers—surrenders	(5,387)	(9,879)	(440,978)	(134,665)	(3,680)	(17,049)
Transfers—other	10	89	27	21	(1)	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(14,129)	3,431	5,514	62,812	(27,634)	(16,844)

NET INCREASE (DECREASE) IN NET ASSETS	(172,199)	89,584	11,795	79,516	(46,431)	(14,997)

NET ASSETS
Beginning of Year	329,000	239,416	530,482	450,966	84,290	99,287

End of Year	$156,801	$329,000	$542,277	$530,482	$37,859	$84,290

	Managed Bond		Inflation Managed		Comstock
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$72,015	$88,702	$5,642	$14,283	($974)	($486)
Realized gain (loss)	61,631	22,404	(22,692)	(6,450)	(28,789)	3,480
Change in unrealized appreciation (depreciation) on investments	(218,237)	82,944	(36,457)	36,421	(48,105)	(11,742)

Net Increase (Decrease) in Net Assets Resulting from Operations	(84,591)	194,050	(53,507)	44,254	(77,868)	(8,748)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	1,443	1,210	35	—	22	—
Transfers between variable and fixed accounts, net	(244,982)	154,750	(63,353)	87,944	930	(12,211)
Transfers—policy charges and deductions	(158,051)	(30,463)	(93,418)	(128)	(73,799)	(36)
Transfers—surrenders	(259,635)	(556,667)	(99,563)	(33,827)	(4,617)	(23,002)
Transfers—other	77	(582)	16	(55)	6	172

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(661,148)	(431,752)	(256,283)	53,934	(77,458)	(35,077)

NET INCREASE (DECREASE) IN NET ASSETS	(745,739)	(237,702)	(309,790)	98,188	(155,326)	(43,825)

NET ASSETS
Beginning of Year	2,902,373	3,140,075	581,910	483,722	199,820	243,645

End of Year	$2,156,634	$2,902,373	$272,120	$581,910	$44,494	$199,820

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Mid-Cap Growth		Real Estate		Small-Cap Equity (1)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,842)	($1,246)	$3,737	($264)	($2)	($8)
Realized gain (loss)	(2,790)	938	46,697	(13,699)	(14)	(13)
Change in unrealized appreciation (depreciation) on investments	(83,274)	25,174	(123,742)	(26,740)	(42)	43

Net Increase (Decrease) in Net Assets Resulting from Operations	(87,906)	24,866	(73,308)	(40,703)	(58)	22

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	2,855	500	2	—	—	—
Transfers between variable and fixed accounts, net	(13,029)	55,372	371	58,634	449	1,472
Transfers—policy charges and deductions	(13,090)	(42)	(75)	(76)	(1)	(1)
Transfers—surrenders	(4,459)	(11,785)	—	(9,593)	(430)	(1,820)
Transfers—other	5	60	—	150	(1)	52

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(27,718)	44,105	298	49,115	17	(297)

NET INCREASE (DECREASE) IN NET ASSETS	(115,624)	68,971	(73,010)	8,412	(41)	(275)

NET ASSETS
Beginning of Year	189,770	120,799	179,366	170,954	148	423

End of Year	$74,146	$189,770	$106,356	$179,366	$107	$148

(1)	Formerly named VN Small-Cap Value Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT B
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each year or period ended December 31 are presented in the table below. The annualized ratio of expenses to average daily net assets is 1.40% for all variable accounts.

				Ratios of
				Investment
	At the End of Each Year or Period			Income to
Variable Accounts		Total Units	Total Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

Small-Cap Growth (3)
2008	$5.34	70,608	$376,916	0.00%	(47.85%)
2007	10.24	81,669	835,987	0.00%	13.49%
2006	9.02	112,035	1,010,491	0.26%	3.61%
2005	8.71	132,513	1,153,562	0.20%	1.23%
2004	8.60	150,295	1,292,397	0.60%	17.29%

International Value
2008	$9.24	68,952	$637,455	2.63%	(48.51%)
2007	17.96	78,668	1,412,525	1.86%	4.76%
2006	17.14	92,284	1,581,762	1.51%	23.95%
2005	13.83	112,661	1,557,957	1.83%	7.91%
2004	12.81	134,549	1,724,205	1.46%	14.80%

Long/Short Large-Cap (4)
05/02/2008-12/31/2008	$6.54	286	$1,872	0.87%	(35.64%)

International Small-Cap
2008	$5.42	13	$73	0.41%	(48.57%)
2007	10.55	494	5,209	1.01%	3.27%
05/05/2006-12/31/2006	10.21	403	4,112	0.23%	0.55%

Equity Index

2008	$6.52	2,533	$16,524	2.01%	(38.22%)
2007	10.56	2,249	23,752	1.12%	3.76%
2006	10.18	2,718	27,671	1.62%	13.92%
2005	8.94	3,138	28,038	0.55%	3.22%
2004	8.66	12,511	108,306	1.56%	9.05%

Small-Cap Index
2008	$8.64	7,136	$61,627	2.11%	(35.94%)
2007	13.48	7,810	105,276	1.19%	(3.39%)
2006	13.95	7,842	109,409	1.65%	16.15%
2005	12.01	7,654	91,940	0.39%	2.93%
2004	11.67	11,159	130,230	0.51%	16.12%

Diversified Research
2008	$7.70	4,986	$38,412	1.14%	(39.92%)
2007	12.82	5,430	69,626	0.69%	(0.22%)
2006	12.85	6,324	81,271	0.68%	10.42%
2005	11.64	6,783	78,944	0.47%	3.78%
2004	11.21	4,708	52,793	0.52%	9.66%

Equity

2008	$6.47	290,310	$1,877,242	0.49%	(41.94%)
2007	11.14	350,053	3,898,822	0.21%	4.78%
2006	10.63	421,246	4,477,527	0.34%	7.15%
2005	9.92	525,708	5,215,245	0.24%	5.05%
2004	9.44	631,240	5,960,994	0.70%	3.68%

American Funds Growth-Income

2008	$7.76	5,929	$46,015	1.25%	(38.94%)
2007	12.71	7,841	99,677	1.18%	3.19%
2006	12.32	8,423	103,761	1.66%	13.18%
05/02/2005-12/31/2005	10.88	2,178	23,707	2.97%	7.82%

American Funds Growth

2008	$7.80	2,217	$17,289	0.38%	(44.97%)
2007	14.17	4,520	64,051	0.52%	10.37%
2006	12.84	4,099	52,627	0.69%	8.29%
05/02/2005-12/31/2005	11.86	847	10,048	0.73%	16.77%

Large-Cap Value

2008	$9.60	16,053	$154,184	1.79%	(35.70%)
2007	14.94	17,293	258,330	1.24%	2.09%
2006	14.63	13,113	191,880	0.78%	15.95%
2005	12.62	20,887	263,595	1.25%	4.69%
2004	12.06	23,728	286,043	1.06%	8.40%

Technology
2008	$3.32	976	$3,236	0.11%	(52.31%)
2007	6.95	2,425	16,862	0.04%	21.31%
2006	5.73	1,942	11,127	0.00%	7.83%
2005	5.31	1,728	9,184	0.00%	20.03%
2004	4.43	1,532	6,786	0.00%	2.22%

See Notes to Financial Statements	See explanation of references on page 14

SEPARATE ACCOUNT B
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
				Investment
	At the End of Each Year or Period			Income to
Variable Accounts		Total Units	Total Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

Short Duration Bond
2008	$9.91	5,850	$57,979	3.70%	(6.41%)
2007	10.59	7,836	82,987	4.43%	3.01%
2006	10.28	10,623	109,212	4.11%	2.82%
2005	10.00	9,299	92,977	2.96%	0.17%
2004	9.98	12,061	120,395	2.56%	(0.20%)

Floating Rate Loan
2008	$6.78	4,966	$33,665	6.87%	(30.26%)
05/04/2007-12/31/2007	9.72	5,905	57,408	7.27%	(2.79%)

Diversified Bond
2008	$9.47	5,827	$55,151	3.85%	(9.09%)
2007	10.41	8,198	85,348	5.05%	(0.10%)
05/05/2006-12/31/2006	10.42	3,057	31,857	4.80%	4.11%

Growth LT
2008	$6.29	109,149	$686,191	0.48%	(41.78%)
2007	10.80	130,854	1,412,908	0.39%	14.01%
2006	9.47	170,967	1,619,138	0.58%	8.19%
2005	8.75	222,089	1,943,975	0.23%	6.18%
2004	8.24	273,640	2,255,714	0.00%	8.86%

Focused 30
2008	$7.30	7,200	$52,558	0.04%	(50.84%)
2007	14.85	8,414	124,924	0.42%	30.00%
2006	11.42	2,729	31,165	0.07%	22.00%
2005	9.36	1,871	17,516	0.87%	20.38%
2004	7.78	1,613	12,541	0.04%	13.25%

Health Sciences
2008	$9.07	326	$2,954	1.27%	(29.16%)
2007	12.81	326	4,181	0.00%	14.84%
2006	11.15	170	1,898	0.00%	6.61%
2005	10.46	759	7,940	0.00%	13.69%
2004	9.20	1,136	10,451	0.00%	6.05%

Mid-Cap Equity (5)
2008	$13.78	7,810	$107,610	1.20%	(39.85%)
2007	22.91	13,357	305,948	0.66%	(3.52%)
2006	23.74	16,821	399,355	0.51%	13.38%
2005	20.94	24,579	514,695	0.53%	7.36%
2004	19.51	24,682	481,421	0.34%	23.34%

Large-Cap Growth (6)
2008	$4.22	10,894	$45,954	0.00%	(51.17%)
2007	8.64	26,221	226,493	0.00%	19.93%
2006	7.20	46,355	333,865	0.20%	(5.15%)
2005	7.59	44,203	335,653	0.36%	1.51%
2004	7.48	45,940	343,648	0.67%	3.20%

International Large-Cap
2008	$7.72	8,450	$65,212	2.20%	(36.25%)
2007	12.11	9,335	113,015	1.05%	7.74%
2006	11.24	17,309	194,502	2.36%	25.24%
2005	8.97	8,584	77,019	0.87%	11.13%
2004	8.07	5,808	46,890	1.02%	16.96%

Small-Cap Value
2008	$14.70	4,938	$72,571	2.00%	(29.23%)
2007	20.76	6,609	137,222	1.93%	1.69%
2006	20.42	7,137	145,711	4.77%	18.09%
2005	17.29	3,160	54,637	1.23%	12.07%
2004	15.43	3,279	50,580	2.03%	22.68%

Multi-Strategy
2008	$10.77	198,229	$2,135,820	0.15%	(45.75%)
2007	19.86	234,750	4,662,271	2.69%	2.89%
2006	19.30	280,897	5,422,317	2.48%	10.14%
2005	17.53	339,151	5,944,349	2.06%	2.40%
2004	17.12	402,552	6,890,388	1.59%	8.29%

Main Street Core
2008	$6.09	9,609	$58,541	1.32%	(39.72%)
2007	10.11	12,120	122,495	1.09%	2.94%
2006	9.82	14,790	145,210	1.24%	13.58%
2005	8.64	17,421	150,583	1.13%	4.52%
2004	8.27	14,526	120,135	1.19%	8.02%

See Notes to Financial Statements	See explanation of references on page 14

SEPARATE ACCOUNT B
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
				Investment
	At the End of Each Year or Period			Income to
Variable Accounts		Total Units	Total Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

Emerging Markets
2008	$12.79	12,264	$156,801	1.49%	(48.41%)
2007	24.78	13,274	329,000	1.09%	31.23%
2006	18.89	12,677	239,416	0.94%	22.67%
2005	15.39	3,824	58,863	1.04%	39.51%
2004	11.03	3,245	35,807	1.75%	32.75%

Money Market
2008	$12.79	42,415	$542,277	1.98%	0.94%
2007	12.67	41,882	530,482	4.85%	3.52%
2006	12.24	36,858	450,966	4.55%	3.24%
2005	11.85	44,786	530,769	2.74%	1.40%
2004	11.69	54,356	635,315	0.99%	(0.39%)

High Yield Bond
2008	$9.85	3,842	$37,859	7.11%	(23.28%)
2007	12.84	6,562	84,290	7.69%	1.01%
2006	12.72	7,808	99,287	7.18%	7.91%
2005	11.78	17,452	205,668	7.09%	0.95%
2004	11.67	19,237	224,569	7.14%	7.90%

Managed Bond
2008	$16.41	131,416	$2,156,634	4.16%	(3.07%)
2007	16.93	171,423	2,902,373	4.41%	7.01%
2006	15.82	198,471	3,140,075	4.03%	3.36%
2005	15.31	231,267	3,540,166	3.30%	1.21%
2004	15.12	268,726	4,064,322	2.93%	3.91%

Inflation Managed
2008	$14.41	18,882	$272,120	2.54%	(10.60%)
2007	16.12	36,096	581,910	4.25%	8.60%
2006	14.84	32,586	483,722	3.95%	(0.87%)
2005	14.98	34,690	519,494	2.95%	1.12%
2004	14.81	35,515	525,948	0.80%	7.38%

Comstock
2008	$7.00	6,352	$44,494	0.79%	(37.67%)
2007	11.24	17,780	199,820	1.20%	(4.37%)
2006	11.75	20,732	243,645	1.47%	14.72%
2005	10.24	23,479	240,521	1.43%	2.91%
2004	9.95	25,451	253,340	1.36%	15.54%

Mid-Cap Growth
2008	$4.97	14,923	$74,146	0.10%	(49.08%)
2007	9.76	19,448	189,770	0.54%	21.20%
2006	8.05	15,004	120,799	0.24%	7.42%
2005	7.49	12,528	93,893	0.00%	16.27%
2004	6.45	14,714	94,850	0.00%	19.90%

Real Estate
2008	$19.58	5,432	$106,356	3.71%	(40.83%)
2007	33.09	5,421	179,366	1.27%	(17.33%)
2006	40.02	4,272	170,954	4.64%	36.15%
2005	29.40	2,798	82,234	0.85%	15.17%
2004	25.52	3,113	79,443	1.89%	35.71%

Small-Cap Equity (7)
2008	$10.19	11	$107	0.31%	(27.14%)
2007	13.98	11	148	0.05%	4.55%
2006	13.37	32	423	0.04%	17.03%
05/02/2005-12/31/2005	11.43	37	425	5.63%	(1.22%)

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risks (“M&E”) and administrative fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E and administrative fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 1.40% of the average daily net assets of each variable account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may incur under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(3)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, the variable account was named Aggressive Equity Variable Account.

(4)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(5)	Prior to May 1, 2008, Mid-Cap Equity Variable Account was named Mid-Cap Value Variable Account.

(6)	Prior to January 1, 2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(7)	Prior to May 1, 2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Separate Account B (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2008 is comprised of thirty-three subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) as presented in the Schedule of Investments on page 1 of this brochure.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) a new Variable Account named the Long/Short Large-Cap Variable Account that commenced operations on May 2, 2008.
     The net assets of the Fund’s Concentrated Growth and Capital Opportunities Portfolios, the underlying portfolios for the Concentrated Growth and Capital Opportunities Variable Accounts, respectively, were transferred to the Fund’s Equity and Main Street Core Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Equity and Main Street Core Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on April 30, 2007. In connection with the Reorganization, a total of 5,322 outstanding accumulation units (valued at $28,845) of the Concentrated Growth Variable Account were exchanged for 2,586 accumulation units with equal value of the Equity Variable Account; and a total of 326 outstanding accumulation units (valued at $3,311) of the Capital Opportunities Variable Account were exchanged for 323 accumulation units with equal value of the Main Street Core Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on September 25, 1996 and commenced operations on March 1, 1997. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments and Fair Value Measurements
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to financial statements.
     The Separate Account adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, issued by the Financial Accounting Standards Board as of January 1, 2008. SFAS 157 clarifies the definition of fair value for financial reporting under U.S. GAAP, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Under SFAS 157, the Separate Account is required to characterize the value of its holdings as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2008, all of the Separate Account’s holdings as presented in the Schedule of Investments on page 1 of this brochure were characterized as Level 1 as defined in SFAS 157.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (Continued)
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. CHARGES AND EXPENSES
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks and administration fees Pacific Life assumes at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for maintenance fees assumed, any state and local premium tax charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding reinvestments of distributions) and proceeds from sales of investments for the year or period ended December 31, 2008, were as follows:

Variable Accounts	Purchases	Sales

Small-Cap Growth	$27,650	$132,844
International Value	58,719	205,156
Long/Short Large-Cap (1)	3,976	1,065
International Small-Cap	1	4,269
Equity Index	6,427	3,576
Small-Cap Index	4,142	14,658
Diversified Research	4,217	10,395
Equity	31,899	652,470
American Funds Growth-Income	3,286	27,833
American Funds Growth	1,519	26,830
Large-Cap Value	20,784	43,958
Technology	—	4,923
Short Duration Bond	4,027	25,909
Floating Rate Loan	3,778	13,469
Diversified Bond	4,128	29,520
Growth LT	13,998	229,756
Focused 30	11,752	20,427
Health Sciences	—	62
Mid-Cap Equity (formerly named Mid-Cap Value)	8,430	110,324
Large-Cap Growth	15,159	84,793
International Large-Cap	9,972	20,808
Small-Cap Value	1,294	28,958
Multi-Strategy	12,061	668,518
Main Street Core	2,572	25,648
Emerging Markets	2,606	20,401
Money Market	458,041	462,065
High Yield Bond	3,685	32,294
Managed Bond	25,564	723,325
Inflation Managed	1,127	264,395
Comstock	14,506	94,215
Mid-Cap Growth	3,539	33,252
Real Estate	401	2,374
Small-Cap Equity	449	433

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (Continued)
6. CHANGES IN UNITS OUTSTANDING
The changes in units outstanding for the years or periods ended December 31, 2008 and 2007 were as follows:

	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Small-Cap Growth (formerly named Fasciano Small Equity)	4,823	(15,884)	(11,061)	1,429	(31,795)	(30,366)
International Value	5,845	(15,561)	(9,716)	1,191	(14,807)	(13,616)
Long/Short Large-Cap (1)	416	(130)	286
International Small-Cap	—	(481)	(481)	444	(353)	91
Equity Index	683	(399)	284	3,180	(3,649)	(469)
Small-Cap Index	448	(1,122)	(674)	1,440	(1,472)	(32)
Diversified Research	400	(844)	(444)	101	(995)	(894)
Equity	7,452	(67,195)	(59,743)	6,816	(78,009)	(71,193)
American Funds Growth-Income	472	(2,384)	(1,912)	617	(1,199)	(582)
American Funds Growth	121	(2,424)	(2,303)	1,481	(1,060)	421
Large-Cap Value	2,037	(3,277)	(1,240)	6,362	(2,182)	4,180
Technology	—	(1,449)	(1,449)	3,064	(2,581)	483
Short Duration Bond	392	(2,378)	(1,986)	2,783	(5,570)	(2,787)
Floating Rate Loan (2)	454	(1,393)	(939)	5,956	(51)	5,905
Diversified Bond	406	(2,777)	(2,371)	5,980	(839)	5,141
Growth LT	2,653	(24,358)	(21,705)	524	(40,637)	(40,113)
Focused 30	1,406	(2,620)	(1,214)	6,227	(542)	5,685
Health Sciences	—	—	—	157	(1)	156
Mid-Cap Equity (formerly named Mid-Cap Value)	569	(6,116)	(5,547)	793	(4,257)	(3,464)
Large-Cap Growth	3,049	(18,376)	(15,327)	5,300	(25,434)	(20,134)
International Large-Cap	1,245	(2,130)	(885)	2,306	(10,280)	(7,974)
Small-Cap Value	69	(1,740)	(1,671)	16	(544)	(528)
Multi-Strategy	2,007	(38,528)	(36,521)	1,088	(47,235)	(46,147)
Main Street Core	482	(2,993)	(2,511)	593	(3,263)	(2,670)
Emerging Markets	199	(1,209)	(1,010)	2,531	(1,934)	597
Money Market	36,445	(35,912)	533	21,017	(15,993)	5,024
High Yield Bond	421	(3,141)	(2,720)	3,798	(5,044)	(1,246)
Managed Bond	2,179	(42,186)	(40,007)	11,258	(38,306)	(27,048)
Inflation Managed	131	(17,345)	(17,214)	7,346	(3,836)	3,510
Comstock	1,459	(12,887)	(11,428)	925	(3,877)	(2,952)
Mid-Cap Growth	730	(5,255)	(4,525)	6,514	(2,070)	4,444
Real Estate	16	(5)	11	2,937	(1,788)	1,149
Small-Cap Equity (formerly named VN Small-Cap Value)	32	(32)	—	169	(190)	(21)

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Operations commenced on May 4, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account B (the “Separate Account”) comprised of Small-Cap Growth, International Value, Long/Short Large-Cap, International Small-Cap, Equity Index, Small-Cap Index, Diversified Research, Equity, American Funds® Growth-Income, American Funds Growth, Large-Cap Value, Technology, Short Duration Bond, Floating Rate Loan, Diversified Bond, Growth LT, Focused 30, Health Sciences, Mid-Cap Equity (formerly named Mid-Cap Value), Large-Cap Growth, International Large-Cap, Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Money Market, High Yield Bond, Managed Bond, Inflation Managed, Comstock, Mid-Cap Growth, Real Estate, and Small-Cap Equity Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2008, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account B as of December 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 27, 2009

Pacific Life Insurance Company
P O Box 2378
Omaha, Nebraska 68103-2378

CHANGE SERVICE REQUESTED

Annual Report
as of December 31, 2008
•	Separate Account B of Pacific Life Insurance Company

Form No.	480-09A